Debt Unrealized Gains (Losses) From Debt Hedges Included In Accumulated Other (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2017	Jan. 31, 2015	Apr. 30, 2014	Nov. 30, 2002	Mar. 31, 1999
Debt Instrument [Line Items]
Net unrealized losses on forecasted transactions	$ (14)	$ (14)
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Unrealized Gain (Loss) at Issuance							$ (4)
Net unrealized losses on forecasted transactions	(2)
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Unrealized Gain (Loss) at Issuance						$ 5
Net unrealized losses on forecasted transactions	2
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Unrealized Gain (Loss) at Issuance					$ (2)
Net unrealized losses on forecasted transactions	(1)
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Unrealized Gain (Loss) at Issuance				$ (13)
Net unrealized losses on forecasted transactions	(10)
4.125% Senior Notes due 2047
Debt Instrument [Line Items]
Unrealized Gain (Loss) at Issuance			$ (8)
Net unrealized losses on forecasted transactions	$ (7)